Joint Arrangements	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Joint arrangements
E.6	Joint arrangements
(a) Interest percentage in joint ventures

		Group Interest %
Entity	Principal activity	2022	2021
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	16.67
North West Shelf Liaison Company Pty Ltd	Liaison for ventures in the sale of LNG to the Japanese market.	33.3	16.67
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	16.67
North West Shelf Shipping Service Company Pty Ltd	LNG vessel fleet advisor.	33.3	16.67

North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	16.67
(b) Interest percentage in joint operations

	Group Interest %
	2022	2021
Producing and developing assets

Australia

North West Shelf 1	25.0 - 66.7	12.5 - 50.0

Greater Enfield and Vincent	60.0	60.0

Stybarrow 2	-	50.0

Balnaves	65.0	65.0

Pluto	90.0	90.0

Wheatstone	13.0 - 65.0	13.0 - 65.0

Scarborough 2	-	73.5

Bass Strait 1	25.0 - 50.0	-

Macedon 1	71.4	-

Pyrenees 1	40.0 - 71.4	-

Griffin 1	45.0 - 71.0	-

Minerva 1	90.0	-

International

Sangomar	82.0	82.0

Atlantis 1	44.0	-

Mad Dog 1	23.9	-

Shenzi 1	72.0	-

Trion 1	60.0	-

Greater Angostura 1	45.0 - 68.5	-

Calypso 1	70.0	-

	Group Interest %
	2022	2021
Exploration and evaluation assets

Oceania

Browse Basin	30.6	30.6

Carnarvon Basin 3	31.6 -70.0	15.8 -70.0

Scarborough 2 ,3	-	50.0

Bonaparte Basin	26.7 -35.0	26.7 -35.0

Africa

Congo 4	22.5	42.5

Senega l	90.0	90.0

Egypt 1	25.0 -45.0	-

Americas

US Gulf of Mexico 1	23.9 -75.0	-

Kitimat	50.0	50.0

Asia

Republic of Korea	50.0	50.0

Myanmar 5	40.0 -45.0	40.0 -50.0

Caribbean

Barbados 1	60.0	-

Trinidad & Tobago 1	65.0 -70.0	-

Other joint operations

Angel 6	20.0	-

Bonaparte Basin 6	21.0	-

1.	Increase in interests due to the merger with BHPP on 1 June 2022.
2.	No longer recognised as joint operations as the Group’s interest increased to 100% due to the merger with BHPP on 1 June 2022.
3.
The Carnarvon Basin and Scarborough exploration and evaluation assets which were previously presented on the same line, have been separately presented in 2022. The 2021 group interests have been reclassified to be presented on the same basis.

4.	The Group’s interest decreased to 22.5% upon farm-down of interest in June 2022.
5.	The Group relinquished permits AD-1 and AD-8 in 2022. Formalities are pending.
6.	Carbon Capture Storage titles G-10-AP and G-7-AP granted to the Group in 2022.

The principal activities of the joint operations are exploration, development and production of hydrocarbons.

Key estimates and judgements

Accounting for interests in other entities
Judgement is required in assessing the level of control obtained in a transaction to acquire an interest in another entity; depending upon the facts and circumstances in each case, Woodside may obtain control, joint control or significant influence over the entity or arrangement. Judgement is applied when determining the relevant activities of a project and if joint control is held over it.

Relevant activities include, but are not limited to, work program and budget approval, investment decision approval, voting rights in joint operating committees, amendments to permits and changes to joint arrangement participant holdings. Transactions which give Woodside control of a business are business combinations. If Woodside obtains joint control of an arrangement, judgement is also required to assess whether the arrangement is a joint operation or a joint venture. If Woodside has neither control nor joint control, it may be in a position to exercise significant influence over the entity, which is then accounted for as an associate.

Recognition and measurement
Joint arrangements are arrangements in which two or more parties have joint control. Joint control is the contractual agreed sharing of control of the arrangement which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Joint arrangements are classified as either a joint operation or joint venture, based on the rights and obligations arising from the contractual obligations between the parties to the arrangement.
To the extent the joint arrangement provides the Group with rights to the individual assets and obligations arising from the joint arrangement, the arrangement is classified as a joint operation, and as such the Group recognises its:

•	assets, including its share of any assets held jointly;
•	liabilities, including its share of any liabilities incurred jointly;
•	revenue from the sale of its share of the output arising from the joint operation;
•	share of revenue from the sale of the output by the joint operation; and expenses, including its share of any expenses incurred jointly.
To the extent the joint arrangement provides the Group with rights to the net assets of the arrangement, the investment is classified as a joint venture and accounted for using the equity method.
Joint arrangements acquired which are deemed to be carrying on a business are accounted for applying the principles of

IFRS 3
Business Combinations
. Joint arrangements which are not deemed to be carrying on a business are treated as asset acquisitions.